July 1, 2003

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:      The Empire Builder Tax Free Bond Fund (the "Fund")
         File Nos. 2-86931 and 811-3907
         Rule 497(j) Filing

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T.

Pursuant to Rule 497(j) under Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information do not differ from that contained in Post-Effective Amendment No. 23, Amendment No. 24 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on June 24, 2003.

If you have any questions concerning this filing, please do not hesitate to contact the undersigned at (617) 824-1217.

 Sincerely,

/s/ SCOTT M. ZOLTOWSKI
---------------------------
Scott M. Zoltowski

cc:      John Loder. Ropes & Gray
         John McGinty, Ropes & Gray